As filed with the Securities and Exchange Commission on April 27, 2020

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 157	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 159	☒

(Check appropriate box or boxes)

____________________________

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant's Telephone Number, including Area Code)

____________________________

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy	Jose J. Del Real
Faegre Drinker Biddle & Reath LLP	Kevin P. O'Rourke
One Logan Square, Suite 2000	The Northern Trust Company
Philadelphia, Pennsylvania 19103-6996	50 South LaSalle Street, MB-09
Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐immediately upon filing pursuant to paragraph (b) ☒ on May 27, 2020 pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)(1)

☐on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to the Northern Funds – Small Cap Core Fund, Class K shares and Class I shares, Global Sustainability Index Fund, Class K shares and Class I shares and U.S. Quality ESG Fund, Class K shares and Class I shares.

Explanatory Note

This Post-Effective Amendment No. 157 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 159 under the Investment Company Act of 1940, as amended (the "1940 Act")) to the registration statement on Form N-1A (the "Registration Statement") of Northern Funds (the "Registrant") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 27, 2020, the effectiveness of the Registration Statement with respect to the Class K shares and Class I shares of the Small Cap Core Fund, Global Sustainability Index Fund and U.S. Quality ESG Fund (each a "Fund," together, the "Funds"), initially filed in Post-Effective Amendment No. 156 on February 28, 2020, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act, which would have become effective on April 28, 2020.

This Post-Effective Amendment No. 157 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 156.

NTAC:2SE-18

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 157 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 157 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 27th day of April, 2020.

NORTHERN FUNDS

By: /s/ Peter K. Ewing

Peter K. Ewing

President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 157 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Peter K. Ewing	President (Principal Executive Officer)	April 27, 2020
Peter K. Ewing
/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal	April 27, 2020
Randal E. Rein	Accounting Officer) and Senior Vice President

* Therese M. Bobek	Trustee	April 27, 2020
Therese M. Bobek
* Ingrid LaMae A. de Jongh	Trustee	April 27, 2020
Ingrid LaMae A. de Jongh
* Mark G. Doll	Trustee	April 27, 2020
Mark G. Doll
* Thomas A. Kloet	Trustee	April 27, 2020
Thomas A. Kloet
* David R. Martin	Trustee	April 27, 2020
David R. Martin
* Cynthia R. Plouché	Trustee	April 27, 2020
Cynthia R. Plouché
* Mary Jacobs Skinner	Trustee	April 27, 2020
Mary Jacobs Skinner
* Darek Wojnar	Trustee	April 27, 2020
Darek Wojnar

/s/ Peter K. Ewing

*By Peter K. Ewing Attorney-In-Fact